Goldman Sachs US Equity Insights Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs US Equity Insights Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 639
Expense Example, with Redemption, 3 Years	835
Expense Example, with Redemption, 5 Years	1,048
Expense Example, with Redemption, 10 Years	1,660
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	924
Expense Example, with Redemption, 10 Years	2,016
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	331
Expense Example, with Redemption, 10 Years	746
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,337
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	879
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	1,462
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	$ 734